Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
4. Commitments and Contingencies

Legal Proceedings

The Company is involved in various claims, legal actions and regulatory proceedings arising from time to time in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

In December 2013, an action entitled Intrepid Investments, LLC ("Intrepid") v. Selling Source, LLC, et al., Index No. 65429/2013 was filed in the Supreme Court of the State of New York, County of New York. This is an action commenced by Intrepid to collect on a Junior Secured Promissory Note signed by Selling Source in the original principal sum of $28,700 (the "Note"). Kitara Media is not a signatory to the Note but it did sign an August 31, 2010 Security Agreement ("Security Agreement") pledging certain of its assets as security for the Note. At the time Kitara Media signed the Security Agreement, it was wholly-owned by Selling Source. On July 1, 2013, Kitara Media merged with K/N Merger Sub, with Kitara Media surviving the merger and becoming the Company’s wholly-owned subsidiary. Accordingly, it is no longer wholly-owned by Selling Source, although it is still an affiliate of Selling Source. In the action, Intrepid seeks to foreclose on the security interest. Both Selling Source’s and Kitara Media’s obligations to Intrepid under the Note and Security Agreement were subordinate to obligations Selling Source had to two groups of prior lenders ("Senior Lenders"). The right of Intrepid to compel payments under the Note and/or foreclose the lien created by the Security Agreement was subject to an Intercreditor Agreement by and between the Senior Lenders and Intrepid. Under the terms of the Intercreditor Agreement, Intrepid could not take steps to compel Selling Source to make payment on the Note or foreclose the Security Agreement so long as the obligations to the Senior Lenders remained outstanding. In addition, under the terms of the Intercreditor Agreement, the Senior Lenders had the right to have the lien released on any of the collateral pledge as security under the Security Agreement. In connection with the merger of K/N Merger Sub LLC and Kitara Media, the first priority Senior Lenders released the lien on Kitara Media’s assets which were pledged as collateral under the Security Agreement and the obligation of Kitara Media to Intrepid was released. In addition, Selling Source’s obligations to the Senior Lenders remains outstanding. Based on these facts, Kitara Media believes Intrepid’s claim is without merit and intends to defend it vigorously. In any event, Selling Source has acknowledged an obligation to indemnify and defend Kitara Media from any liability to Intrepid arising out of the Note and Security Agreement. The parties have exchanged pleadings, but no discovery has yet been taken.  Selling Source has advised the Company that it intends to make a motion for summary judgment on behalf of all defendants (including Kitara Media) dismissing the action.  Selling Source also intends to move for a stay of discovery pending determination of the summary judgment motion.

Operating Leases

The Company has two leases which expire in September 2014.  Rent expense for the three months ended March 31, 2014 and 2013 was $119 and $53, respectively.  Health Guru Media had a lease which was set to terminate in September 2015.  In January 2014, this lease was terminated, effective April 30, 2014, which required the payment of a termination fee of $50.

5. Commitments and Contingencies

On July 1, 2013 in connection with the Mergers, the Company entered into employment agreements with each of Robert Regular and Limor Regular for their respective appointments as Chief Executive Officer and Chief Operating Officer of the Company. Each of the employment agreements is for a 4-year term. Pursuant to Mr. Regular’s employment agreement, he will receive a base salary of $350 per year and will be eligible to earn an annual performance bonus targeted to be approximately 50% of his base salary upon meeting performance objectives as defined from time to time. Mr. Regular also received an initial stock option grant to purchase 2,400,000 shares of the Company’s common stock.

Pursuant to Ms. Regular’s employment agreement, she will receive a base salary of $225 per year and will be eligible to earn an annual performance bonus targeted to be approximately 50% of her base salary upon meeting performance objectives as defined from time to time. Ms. Regular also received an initial stock option grant to purchase 500,000 shares of Company’s common stock.

On July 22, 2013, the Company appointed Lisa VanPatten as its Chief Financial Officer, replacing Jonathan Ledecky who had been serving as the Company’s Interim Chief Financial Officer. On August 19, 2013, the Company entered into an employment agreement with Ms. VanPatten. She will receive a base salary of $160 per year and will be eligible to earn an annual performance bonus targeted to be $40 if certain performance objectives are met. Ms. VanPatten was also granted options to purchase 500,000 shares of the Company’s common stock.

On December 3, 2013, the Company entered into an employment agreement with Mr. Silberstein in connection with the Health Guru Media acquisition. Under the employment agreement, the Company will employ Mr. Silberstein as President. The term of the employment agreement commenced on December 3, 2013 and expires on December 3, 2017, unless it is terminated earlier as provided therein. Mr. Silberstein will earn an annual base salary of $300. Mr. Silberstein also received a one-time performance bonus in the amount of $125 upon the signing of the employment agreement and will receive an additional bonus payment of $125 payable on July 1, 2014. Mr. Silberstein will also be eligible to earn a yearly performance bonus equal to 50% of his base salary annually if certain mutually agreed upon performance objectives are met. Mr. Silberstein was also granted a five-year stock option to purchase 2,500,000 shares of our common stock at an exercise price of $0.26 per share (the closing bid price on the date of the Employment Agreement), which option vests on a quarterly basis over the term of the Employment Agreement.

Each of the agreements provides for certain payments to the executives in the event of such executives termination. Additionally, upon certain termination events, the options granted to such executives would accelerate.  Each of the employment agreements also contains provisions for the protection of the Company’s intellectual property and for non-compete restrictions in the event of termination of the relevant executive (generally imposing restrictions on (i) employment or consultation with competing companies or customers, (ii) recruiting or hiring employees for a competing company and (iii) soliciting or accepting business from the Company’s customers for a period of one year following termination).

Kitara Media has two leases which expire in September 2014.  Rent expense for the years ended December 31, 2013 and 2012 was $247 and $211 respectively.  Health Guru Media had a lease which was set to terminate in September 2015.  In January 2014, this lease was terminated, effective April 30, 2014, which required the payment of a termination fee of $50.